Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,295
Interest expense	(187)	€ (92)	€ (26)
Net defined benefit liability (asset) at end of period	3,959	4,295
Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(84)	(92)
Interest expense	(2)	0
Change in asset ceiling, excluding amounts included in interest expense	5	12
Translation differences	(6)	(4)
Net defined benefit liability (asset) at end of period	(87)	(84)	(92)
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,386
Net defined benefit liability (asset) at end of period	4,960	5,386
United States, Pension | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	0	0
Interest expense	0	0
Change in asset ceiling, excluding amounts included in interest expense	0	0
Translation differences	0	0
Net defined benefit liability (asset) at end of period	0	0	0
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(978)
Net defined benefit liability (asset) at end of period	(796)	(978)
United States, OPEB | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	0	0
Interest expense	0	0
Change in asset ceiling, excluding amounts included in interest expense	0	0
Translation differences	0	0
Net defined benefit liability (asset) at end of period	0	0	0
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(113)
Net defined benefit liability (asset) at end of period	(205)	(113)
Other pensions | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(84)	(92)
Interest expense	(2)	0
Change in asset ceiling, excluding amounts included in interest expense	5	12
Translation differences	(6)	(4)
Net defined benefit liability (asset) at end of period	€ (87)	€ (84)	€ (92)